Fair Value Measurements - Schedule Of Assets Measured At Fair Value On Recurring Basis (Details) - Cash Equivalents [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets:
Total financial assets		$ 31,726	$ 1,190
Sarcos Corp and Subsidiaries
Financial Assets:
Total financial assets	$ 15,838	31,726
Money Market Funds [Member]
Financial Assets:
Total financial assets		31,726	1,190
Money Market Funds [Member] | Sarcos Corp and Subsidiaries
Financial Assets:
Total financial assets	15,838	31,726
Fair Value, Inputs, Level 1 [Member]
Financial Assets:
Total financial assets		31,726	1,190
Fair Value, Inputs, Level 1 [Member] | Sarcos Corp and Subsidiaries
Financial Assets:
Total financial assets	15,838	31,726
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Financial Assets:
Total financial assets		31,726	$ 1,190
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member] | Sarcos Corp and Subsidiaries
Financial Assets:
Total financial assets	$ 15,838	$ 31,726